Premiums and Reinsurance Information (Details) - Schedule of Effect of Reinsurance Activity on Written and Earned Premiums and on Net Loss and Loss Adjustment Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Written premiums:
Direct	$ 348,418	$ 301,291	$ 267,451
Assumed	340,260	280,692	269,785
Ceded	(191,465)	(189,158)	(157,923)
Net	497,213	392,825	379,313
Earned premiums:
Direct	321,556	284,436	251,672
Assumed	313,458	272,067	234,914
Ceded	(187,862)	(180,112)	(149,955)
Net	447,152	376,391	336,631
Loss and loss adjustment expense:
Direct	141,092	112,078	128,730
Assumed	122,688	123,128	70,056
Ceded	(74,693)	(77,644)	(25,747)
Net	$ 189,087	$ 157,562	$ 173,039